Financial Instruments and Related Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Summary of Maximum Exposure to Credit Risk	Maximum exposure to credit risk as at December 31:
	2023	2022
Cash and cash equivalents	941	901
Receivables (excluding income tax receivable)	5,103	6,050
	6,044	6,951

Summary of Material Foreign Currency Derivatives

The fair value of our net foreign exchange currency derivative assets (liabilities)  as at December 31, 2023 was $11 (2022 – $(18)). The following table presents the significant foreign currency derivatives that existed as at December 31:

	2023			2022
			Average			Average
			Contract			Contract
Sell/buy	Notional	Maturities	Rate	Notional	Maturities	Rate
Derivatives not designated as hedges
Forwards
USD/Canadian dollars ("CAD")	435	2024	1.3207	473	2023	1.3584
Australian dollars/USD	86	2024	1.5269	133	2023	1.5010
Brazilian real/USD	94	2024	4.8688	374	2023	5.6892
Derivatives designated as hedges
Forwards
USD/CAD	601	2024	1.3565	487	2023	1.3255

Information On How Instruments Were Grouped If Expected Credit Losses Were Measured On Collective Basis	set up provision using the lifetime expected credit loss method considering all possible default events over the expected life of a financial instrument. Receivables are grouped based on days past due and/or customer credit risk profile. Estimated losses on receivables are based on known troubled accounts and historical experience of losses incurred
Information On Entitys Write off Policy	Receivables are considered to be in default and are written off against the allowance when it is probable that all remaining
Description Of Managing Liquidity Risk
Liquidity Risk	Risk Management Strategies
Access to cash
  establish an external borrowing policy to maintain sufficient liquid financial resources to fund our operations and meet our commitments and obligations in a cost-effective manner maintain an optimal capital structure
  maintain investment-grade credit ratings that provide ease of access to the debt capital and commercial paper markets maintain sufficient short-term credit availability
  uphold long-term relationships with a sufficient number of high-quality and diverse lenders enter into financial arrangements (e.g., Blue Chip Swaps) to remit cash from certain foreign jurisdictions

Refer to Note 17 for our available credit facilities.

Maturity Analysis For Nonderivative And Derivative Financial Liabilities

The following maturity analysis of our financial liabilities and gross settled derivative contracts (for which the cash flows are settled simultaneously) is based on the expected undiscounted contractual cash flows from the date of the consolidated balance sheets to the contractual maturity date.

	Carrying Amount	Contractual
	of Liability as at	Cash	Within	1 to 3	3 to 5	Over 5
2023	December 31	Flows	1 Year	Years	Years	Years
Short-term debt [1]	1,815	1,815	1,815	‐	‐	‐
Payables and accrued charges [2]	9,024	9,024	9,024	‐	‐	‐
Long-term debt, including current portion [1]	9,425	15,339	966	2,324	1,556	10,493
Lease liabilities, including current portion [1]	1,326	1,525	368	484	222	451
Derivatives	16	16	16	‐	‐	‐
	21,606	27,719	12,189	2,808	1,778	10,944

1  Contractual cash flows include contractual interest payments related to debt obligations and lease liabilities. Interest rates on debt with variable rates are based on the prevailing rates as at December 31, 2023.

2  Excludes non-financial liabilities and includes payables of approximately $2.1 billion related to our prepaid inventory to secure product discounts. We consider these payables to be part of our working capital. For these payables, we participated in arrangements where the vendors sold their right to receive payment to financial institutions without extending the original payment terms. These payables were paid in January 2024.

Disclosure Of Credit Risk Explanatory
Credit Risks	Risk Management Strategies
Receivables from customers
  establish credit approval policies and procedures for new and existing customers extend credit to qualified customers through
  review of credit agency reports, financial statements and/or credit references, as available review of existing customer accounts every 12 to 24 months based on the credit limit amounts evaluation of customer and country risk for international customers establish credit period:
  15 and 30 days for wholesale fertilizer customers
  30 days for industrial and feed customers
  30 to 360 days for Retail customers, including Nutrien Financial up to 180 days for select export sales customers, including Canpotex transact on a cash basis with certain customers who may not meet specified benchmark creditworthiness or cannot provide other evidence of ability to pay execute agency arrangements with financial institutions or other partners with which we have only a limited recourse involvement sell receivables to financial institutions which substantially transfer the risks and rewards set eligibility requirements for Nutrien Financial to limit the risk of the receivables may require security over certain crop or livestock inventories set up provision using the lifetime expected credit loss method considering all possible default events over the expected life of a financial instrument. Receivables are grouped based on days past due and/or customer credit risk profile. Estimated losses on receivables are based on known troubled accounts and historical experience of losses incurred. Receivables are considered to be in default and are written off against the allowance when it is probable that all remaining contractual payments due will not be collected in accordance with the terms of the agreement.

Cash and cash equivalents and other receivables	require acceptable minimum counterparty credit ratings limit counterparty or credit exposure select counterparties with investment-grade quality

Analysis of Age of Financial Assets That Are Past Due But Not Impaired

Aging of receivables (%) as at December 31:

	2023			2022
	Retail (Nutrien Financial)	Retail (Excluding Nutrien Financial)	Potash, Nitrogen and Phosphate	Retail (Nutrien Financial)	Retail (Excluding Nutrien Financial)	Potash, Nitrogen and Phosphate
Current	78	78	89	83	84	97
30 days or less past due	13	6	11	10	9	3
31 – 90 days past due	4	4	‐	3	4	‐
Greater than 90 days past due	5	12	‐	4	3	‐
	100	100	100	100	100	100

Disclosure Of Fair Value Measurement Explanatory

The following table presents our fair value hierarchy for financial instruments carried at fair value on a recurring basis or measured at amortized cost and require fair value disclosure. The table does not include fair value information for financial instruments that are measured using their carrying amount as a reasonable approximation of fair value.

	2023				2022
	Carrying				Carrying
Financial assets (liabilities) measured at	Amount	Level 1	Level 2	Level 3	Amount	Level 1	Level 2	Level 3
Fair value on a recurring basis [1]
Derivative instrument assets	20	‐	20	‐	7	‐	7	‐
Other current financial assets – marketable securities [2]	173	35	138	‐	148	19	129	‐
Investments at fair value through other comprehensive income ("FVTOCI") (Note 15)	190	180	‐	10	200	190	‐	10
Investments at fair value through profit or loss ("FVTPL") (Note 15)	45	‐	‐	45	44	‐	‐	44
Derivative instrument liabilities	(16)	‐	(16)	‐	(35)	‐	(35)	‐
Amortized cost
Investments at amortized cost (Note 15)	19	16	‐	‐	‐	‐	‐	‐
Current portion of long-term debt
Senior notes and debentures	(499)	‐	(502)	‐	(500)	(493)	‐	‐
Fixed and floating rate debt	(13)	‐	(13)	‐	(42)	‐	(42)	‐
Long-term debt
Senior notes and debentures	(8,884)	(3,110)	(5,462)	‐	(7,910)	(3,581)	(3,656)	‐
Fixed and floating rate debt	(29)	‐	(29)	‐	(130)	‐	(130)	‐

1  During 2023 and 2022, there were no transfers between levels for financial instruments measured at fair value on a recurring basis. Our policy is to recognize transfers at the end of the reporting period.

2  Marketable securities consist of equity and debt securities.

Valuation Techniques Used in Fair Value Measurement
Financial Instruments at Fair Value	Fair Value Method and Associated Level within the Fair Value Hierarchy
Cash and cash equivalents	Carrying amount (approximation to fair value assumed due to short-term nature)
Equity securities	Closing bid price of the common shares (Level 1) as at the balance sheet date
Debt securities	Closing bid price of the debt or other instruments with similar terms and credit risk (Level 2) as at the balance sheet date
Foreign currency derivatives not traded in an active market	Quoted forward exchange rates (Level 2) as at the balance sheet date
Foreign exchange forward contracts, swaps and options, and natural gas swaps not traded in an active market

Based on a discounted cash flow (“DCF”) model.  Inputs included contractual cash flows based on prices for natural gas futures contracts, fixed prices and notional volumes specified by the swap contracts, the time value of money, liquidity risk, our own credit risk (related to instruments in a liability position) and counterparty credit risk (related to instruments in an asset position). Futures contract prices used as inputs in the model were supported by prices quoted in an active market and therefore categorized in Level 2.

Financial Instruments at Amortized Cost	Fair Value Method
Receivables, short-term debt, and payables and accrued charges	Carrying amount (approximation to fair value assumed due to short-term nature)
Long-term debt	Quoted market prices (Level 1 or 2 depending on the market liquidity of the debt)
Other long-term debt instruments	Carrying amount (approximation to fair value)

Statement No Transfers Between Levels Within Fair Value Hierarchy	During 2023 and 2022, there were no transfers between levels for financial instruments measured at fair value on a recurring basis.
Policy Determining When Transfers Between Levels Are Deemed to Have Occured	Our policy is to recognize transfers at the end of the reporting period.